     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Americas Inc.
One North Wacker Drive
Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

UBS SMA Relationship Trust — Series A

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	0.22%
Air freight & logistics	1.34
Airlines	0.05
Auto components	0.10
Automobiles	0.24
Beverages	2.46
Biotechnology	0.26
Building products	0.90
Capital markets	0.52
Chemicals	1.40
Commercial banks	4.09
Commercial services & supplies	0.13
Communications equipment	0.35
Computers & peripherals	0.73
Construction & engineering	0.05
Construction materials	0.49
Consumer finance	0.09
Diversified consumer services	0.19
Diversified financial services	0.53
Diversified telecommunication services	0.75
Electric utilities	0.86
Electrical equipment	0.05
Electronic equipment, instruments & components	0.31
Energy equipment & services	0.36
Food & staples retailing	0.66
Food products	2.47
Gas utilities	0.05
Health care equipment & supplies	0.56
Health care providers & services	0.06
Hotels, restaurants & leisure	0.53
Household durables	0.29
Household products	0.57
Independent power producers & energy traders	0.03
Industrial conglomerates	0.54
Insurance	1.79
Internet & catalog retail	0.23
IT services	0.39
Leisure equipment & products	0.05
Machinery	0.55
Marine	0.04
Media	1.76
Metals & mining	0.78
Multiline retail	0.34
Multi-utilities	0.08
Office electronics	0.18
Oil, gas & consumable fuels	2.56
Paper & forest products	0.10
Personal products	0.40
Pharmaceuticals	2.89
Professional services	0.18
Real estate management & development	0.17
Road & rail	0.82
Semiconductors & semiconductor equipment	0.30
Software	1.86
Specialty retail	0.39

Tobacco	0.44%
Trading companies & distributors	0.75
Wireless telecommunication services	1.32

Total common stocks	40.60%
Preferred stocks	1.34
Options purchased	0.22
Rights	0.00 [2]
Investment companies
UBS U.S. Equity Alpha Relationship Fund	22.05
UBS U.S. Large Cap Growth Equity Relationship Fund	24.91

Total investment companies	46.96%
Short-term investment	4.96

Total investments	94.08%
Cash and other assets, less liabilities	5.92

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust — Series A. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.
[2]	Amount represents less than 0.005%.

UBS SMA Relationship Trust — Series A
Portfolio of investments — September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 40.60%
Australia — 0.63%
Brambles Ltd.	6,846	$41,489
Commonwealth Bank of Australia	258	12,760
National Australia Bank Ltd.	1,400	34,289
Qantas Airways Ltd.*	6,389	17,229
QBE Insurance Group Ltd.	3,963	66,113
Westpac Banking Corp.	755	16,959
Woodside Petroleum Ltd.	275	11,664

		200,503

Austria — 0.17%
bwin Interactive Entertainment AG	548	28,422
Telekom Austria AG	687	10,339
Vienna Insurance Group	300	16,126

		54,887

Belgium — 0.78%
Anheuser-Busch InBev NV	4,212	247,768

Canada — 0.80%
Canadian Pacific Railway Ltd.	200	12,219
Cenovus Energy, Inc.	600	17,255
Goldcorp, Inc.	200	8,689
Shoppers Drug Mart Corp.	700	27,207
Sun Life Financial, Inc.	1,100	28,780
Suncor Energy, Inc.	400	13,024
TMX Group, Inc.	300	9,222
Toronto-Dominion Bank	1,900	137,482

		253,878

China — 0.25%
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,939
CLP Holdings Ltd.	4,500	35,930
Esprit Holdings Ltd.	5,208	28,259
Hang Seng Bank Ltd.	400	5,883

		78,011

Denmark — 0.43%
Carlsberg A/S, Class B	383	39,934
Jyske Bank A/S*	2,489	97,068

		137,002

Finland — 0.61%
Nokia Oyj	8,769	88,104
Sampo Oyj, Class A	2,681	72,403
Stora Enso Oyj, Class R	1,780	17,593
UPM-Kymmene Oyj	944	16,176

		194,276

France — 1.82%
AXA SA	375	6,556
BNP Paribas	137	9,744
Carrefour SA	463	24,878
France Telecom SA	2,848	61,538
GDF Suez	720	25,775
PPR	432	69,935
Remy Cointreau SA	731	49,241
Sanofi-Aventis SA	1,329	88,550
Societe Generale	1,458	83,977
Thales SA	541	19,773
Total SA	2,673	137,760

		577,727

Germany — 1.58%
Allianz SE	556	62,835
BASF SE	448	28,250
Daimler AG*	473	29,958
Deutsche Bank AG*	129	7,060
Deutsche Post AG	11,242	203,908
E.ON AG	529	15,599
HeidelbergCement AG	510	24,577
Metro AG	501	32,613
SAP AG	665	32,895
Siemens AG	346	36,523
Sky Deutschland AG*	10,033	14,019
ThyssenKrupp AG	434	14,152

		502,389

Guernsey — 0.02%
Resolution Ltd.	1,588	6,112

Ireland — 0.75%
Accenture PLC, Class A	800	33,992
Covidien PLC	500	20,095
CRH PLC	4,979	81,723
Experian PLC	3,237	35,239
James Hardie Industries SE CDI*	8,981	48,611
Seagate Technology PLC*	1,500	17,670

		237,330

Italy — 1.11%
Azimut Holding SpA	1,079	10,605
ENI SpA	12,055	260,150
Finmeccanica SpA	4,194	49,828
Intesa Sanpaolo SpA	1,439	4,674
UniCredit SpA	5,320	13,584
Unione di Banche Italiane SCPA	1,357	13,153

		351,994

Japan — 2.14%
Bank of Yokohama Ltd.	2,000	9,343
Bridgestone Corp.	400	7,288
Canon, Inc.	600	27,995
Central Japan Railway Co.	4	29,420
Daito Trust Construction Co. Ltd.	600	35,865
Elpida Memory, Inc.*	800	9,200
FamilyMart Co., Ltd.	500	17,926
Funai Electric Co., Ltd.	200	5,841
Honda Motor Co., Ltd.	1,300	46,142
ITOCHU Corp.	4,000	36,608
JFE Holdings, Inc.	600	18,349
JGC Corp.	1,000	17,357
JX Holdings, Inc.	1,800	10,436
KDDI Corp.	2	9,571
Kirin Holdings Co., Ltd.	1,000	14,195
Kobe Steel Ltd.	10,000	23,479
Komatsu Ltd.	1,000	23,215
Lawson, Inc.	500	22,910
Marubeni Corp.	3,000	16,962
Mitsubishi UFJ Financial Group, Inc.	3,700	17,241
Mitsui OSK Lines Ltd.	2,000	12,578
Mizuho Securities Co. Ltd.	5,000	11,440
Nintendo Co., Ltd.	100	24,988
Nippon Electric Glass Co., Ltd.	1,000	13,632
NKSJ Holdings, Inc.*	2,000	12,554
NTT DoCoMo, Inc.	12	19,981
Ono Pharmaceutical Co., Ltd.	800	34,835
Resona Holdings, Inc.	1,400	12,561
Ricoh Co., Ltd.	2,000	28,198

Sankyo Co., Ltd.	300	15,884
Sumitomo Corp.	1,600	20,623
Sumitomo Metal Industries Ltd.	11,000	27,803
Sumitomo Trust & Banking Co., Ltd.	2,000	10,014
Tokyo Steel Manufacturing Co., Ltd.	1,300	15,339
Toyo Suisan Kaisha Ltd.	1,000	20,616

		680,389

Luxembourg — 0.15%
ArcelorMittal	1,396	45,979

Netherlands — 1.49%
Akzo Nobel NV	268	16,534
ASML Holding NV	572	17,085
Heineken NV	3,287	170,457
Hunter Douglas NV	866	34,815
Koninklijke Philips Electronics NV	425	13,358
Ordina NV*	4,834	17,641
Reed Elsevier NV	1,228	15,485
Royal Dutch Shell PLC, Class B	1,901	55,455
TNT NV	4,968	133,489

		474,319

Norway — 0.29%
Petroleum Geo-Services ASA*	2,600	29,642
Storebrand ASA*	1,800	11,015
Telenor ASA	3,300	51,679

		92,336

Portugal — 0.06%
Portugal Telecom SGPS SA	1,320	17,617

Singapore — 0.18%
CapitaLand Ltd.	6,000	18,523
DBS Group Holdings Ltd.	1,000	10,706
Oversea-Chinese Banking Corp. Ltd.	2,000	13,459
United Overseas Bank Ltd.	1,000	13,931

		56,619

Spain — 0.39%
Acciona SA	83	7,011
Banco Santander SA	6,814	86,547
Enagas SA	708	14,347
Indra Sistemas SA	800	15,258

		123,163

Sweden — 1.73%
Assa Abloy AB, Class B	11,380	287,018
Nordea Bank AB	17,940	186,843
Swedish Match AB	2,863	76,371

		550,232

Switzerland — 4.02%
ABB Ltd.*	844	17,788
Adecco SA	416	21,739
Aryzta AG	877	38,377
Credit Suisse Group AG	954	40,775
Givaudan SA	260	265,649
Nestle SA	7,445	396,627
Nobel Biocare Holding AG	3,644	65,452
Novartis AG	3,150	180,636
Roche Holding AG	1,795	249,819

		1,276,862

United Kingdom — 10.94%
Admiral Group PLC	294	7,694
Amlin PLC	3,063	19,309
Anglo American PLC	1,204	47,766
Associated British Foods PLC	3,575	58,911
Barclays PLC	34,950	164,489
BP PLC	15,672	105,321
British Sky Broadcasting Group PLC	7,032	77,934
Cable & Wireless Worldwide PLC	22,321	25,790
Diageo PLC	8,801	151,527
Ensco International PLC ADR	900	40,257
Firstgroup PLC	15,518	88,441
GlaxoSmithKline PLC	6,013	118,498
Halma PLC	15,987	79,486
Hiscox Ltd.	3,418	18,728
Home Retail Group PLC	3,109	10,061
HSBC Holdings PLC	23,831	241,461
Imperial Tobacco Group PLC	685	20,413
Jardine Lloyd Thompson Group PLC	6,865	62,279
Kingfisher PLC	18,216	67,018
Lloyds Banking Group PLC*	41,654	48,500
Pearson PLC	8,231	127,426
Prudential PLC	4,611	46,104
Reckitt Benckiser Group PLC	3,279	180,336
Reed Elsevier PLC	17,084	144,384
Rio Tinto PLC	682	39,865
Sage Group PLC	85,459	370,926
Scottish & Southern Energy PLC	1,225	21,514
Sportingbet PLC	28,110	34,973
Stagecoach Group PLC	46,034	131,758
Tullow Oil PLC	2,770	55,437
Unilever PLC	9,279	268,351
Vodafone Group PLC	149,963	370,091
William Hill PLC	25,422	66,293
Wolseley PLC*	6,481	162,794

		3,474,135

United States — 10.26%
ACE Ltd.	1,000	58,250
Aeropostale, Inc.*	500	11,625
Aflac, Inc.	900	46,539
Air Products & Chemicals, Inc.	200	16,564
Allergan, Inc.	1,500	99,795
Amazon.com, Inc.*	400	62,824
American Electric Power Co., Inc.	800	28,984
Amgen, Inc.*	1,100	60,621
Apollo Group, Inc., Class A*	500	25,675
Apple, Inc.*	350	99,312
Applied Materials, Inc.	1,300	15,184
AT&T, Inc.	2,500	71,500
Autodesk, Inc.*	1,300	41,561
Avon Products, Inc.	4,000	128,440
Baker Hughes, Inc.	300	12,780
Bank of America Corp.	3,400	44,574
Bank of New York Mellon Corp.	2,200	57,486
Becton Dickinson and Co.	100	7,410
BorgWarner, Inc.*	500	26,310
Broadcom Corp., Class A	300	10,617
CareFusion Corp.*	1,000	24,840

Carnival Corp.	1,000	38,210
Comcast Corp., Class A	3,800	68,704
Constellation Brands, Inc., Class A*	4,000	70,760
Dell, Inc.*	2,800	36,288
Discover Financial Services	1,800	30,024
Dolby Laboratories, Inc., Class A*	100	5,681
Dow Chemical Co.	1,000	27,460
Dynegy, Inc*	1,780	8,669
EOG Resources, Inc.	200	18,594
Exelon Corp.	3,600	153,288
Exxon Mobil Corp.	500	30,895
FedEx Corp.	900	76,950
Fidelity National Information Services, Inc.	1,500	40,695
FirstEnergy Corp.	100	3,854
Fortune Brands, Inc.	1,000	49,230
General Electric Co.	7,500	121,875
Genzyme Corp.*	300	21,237
H&R Block, Inc.	2,700	34,965
Hewlett-Packard Co.	1,900	79,933
Home Depot, Inc.	500	15,840
Illinois Tool Works, Inc.	2,500	117,550
Intel Corp.	1,000	19,230
International Business Machines Corp.	100	13,414
Interpublic Group of Cos., Inc.*	2,300	23,069
Johnson & Johnson	600	37,176
JPMorgan Chase & Co.	3,000	114,210
Kroger Co.	1,700	36,822
Marvell Technology Group Ltd.*	600	10,506
Medco Health Solutions, Inc.*	300	15,618
Medtronic, Inc.	1,900	63,802
Merck & Co., Inc.	1,500	55,215
Microsoft Corp.	3,200	78,368
Monsanto Co.	1,100	52,723
Morgan Stanley	1,000	24,680
Noble Corp	900	30,411
Omnicom Group, Inc.	1,100	43,428
PACCAR, Inc.	700	33,705
PepsiCo, Inc.	500	33,220
Pfizer, Inc.	3,200	54,944
Philip Morris International, Inc.	800	44,816
Praxair, Inc.	400	36,104
Principal Financial Group, Inc.	900	23,328
QUALCOMM, Inc.	500	22,560
Sprint Nextel Corp.*	4,000	18,520
State Street Corp.	300	11,298
Sunoco, Inc.	700	25,550
Symantec Corp.*	2,800	42,476
Target Corp.	700	37,408
Texas Instruments, Inc.	600	16,284
Time Warner, Inc.	466	14,283
Ultra Petroleum Corp.*	1,800	75,564
United Parcel Service, Inc., Class B	200	13,338
UnitedHealth Group, Inc.	100	3,511
Viacom, Inc., Class B	800	28,952
Wal-Mart Stores, Inc.	800	42,816
Wells Fargo & Co.	2,300	57,799

		3,256,741

Total common stocks (cost — $12,688,088)		12,890,269

Preferred stocks — 1.34%
Germany — 1.34%
Henkel AG & Co KGaA, Preference Shares	7,532	404,559
Volkswagen AG, Preference Shares	173	20,879

Total preferred stocks (cost — $374,866)		425,438

	Number of
	Contracts

Options purchased — 0.22%
Call Options — 0.22%
S&P 500 Index, strike @ $1,175, expires March 2011* (cost — $65,169)	13	68,250

	Number of
	Rights

Rights — 0.00%[1]
Germany — 0.00%[1]
Deutsche Bank AG, expires 10/5/2010* (cost — $0)	129	625

	Shares

Investment companies — 46.96%
UBS U.S. Equity Alpha Relationship Fund*[2]	684,085	7,001,677
UBS U.S. Large Cap Growth Equity Relationship Fund*[2]	658,673	7,909,736

Total investment companies (cost — $14,823,904)		14,911,413

Short-term investment — 4.96%
Investment company — 4.96%
JPMorgan Liquid Asset Money Market Fund (cost — $1,575,705)	1,575,705	1,575,705

Total investments — 94.08% (cost — $29,527,732)		29,871,700
Cash and other assets, less liabilities — 5.92%		1,880,937

Net assets — 100.00%		$31,752,637

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,435,103
Gross unrealized depreciation	(1,091,135)

Net unrealized appreciation of investments	$343,968

*	Non-income producing security.
[1]	Amount represents less than 0.005%.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS U.S. Equity Alpha Relationship Fund	$6,164,766	$1,950,000	$1,000,000	$(261,171)	$148,082	$7,001,677	$—
UBS U.S. Large Cap Growth Equity Relationship Fund	5,445,009	2,100,000	—	—	364,727	7,909,736	—

	$11,609,775	$4,050,000	$1,000,000	$(261,171)	$512,809	$14,911,413	$—

ADR	American depositary receipt
CDI	Chess depositary interest
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

SMA Relationship Trust — Series A had the following open forward foreign currency contracts as of September 30, 2010:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Goldman Sachs International	AUD	1,320,000	USD	1,269,972	12/03/10	$3,630
JPMorgan Chase Bank	AUD	2,875,000	USD	2,524,739	12/03/10	(233,392)
JPMorgan Chase Bank	CAD	790,000	USD	744,693	12/03/10	(22,074)
JPMorgan Chase Bank	EUR	4,545,000	USD	5,779,195	12/03/10	(414,050)
JPMorgan Chase Bank	GBP	3,230,000	USD	5,005,273	12/03/10	(66,473)
JPMorgan Chase Bank	NZD	3,525,000	USD	2,466,161	12/03/10	(107,442)
JPMorgan Chase Bank	SEK	6,696,318	EUR	725,000	12/03/10	(3,869)
JPMorgan Chase Bank	USD	640,890	EUR	470,000	12/03/10	(444)
JPMorgan Chase Bank	USD	348,473	JPY	29,500,000	12/03/10	5,115
JPMorgan Chase Bank	USD	1,283,342	KRW	1,542,000,000	12/03/10	65,444
JPMorgan Chase Bank	USD	640,000	MXN	8,059,296	12/03/10	(3,925)
JPMorgan Chase Bank	USD	1,024,655	MXN	13,540,000	12/03/10	43,981
JPMorgan Chase Bank	USD	468,097	MYR	1,479,000	12/03/10	9,015
JPMorgan Chase Bank	USD	1,653,237	SEK	12,230,000	12/03/10	158,146
JPMorgan Chase Bank	USD	508,696	SGD	690,000	12/03/10	15,979
JPMorgan Chase Bank	USD	1,198,243	TWD	38,200,000	12/03/10	25,508

Net unrealized depreciation on forward foreign currency contracts						$(524,851)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

SMA Relationship Trust — Series A had the following open futures contracts as of September 30, 2010:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
10 Year US Treasury Notes, 10 contracts (USD)	December 2010	$1,251,422	$1,260,469	$9,047
Index futures buy contracts:
Amsterdam Exchange Index, 9 contracts (EUR)	October 2010	828,930	820,199	(8,731)
CAC 40 Euro Index, 9 contracts (EUR)	October 2010	461,607	455,189	(6,418)
DAX Index, 8 contracts (EUR)	December 2010	1,702,854	1,701,609	(1,245)
NIKKEI 225 Index, 7 contracts (JPY)	December 2010	770,175	784,859	14,684
SPI 200 Index, 3 contracts (AUD)	December 2010	336,219	333,460	(2,759)
Index futures sell contracts:
Dow Jones EURO STOXX 50 Index,
41 contracts (EUR)	December 2010	(1,562,669)	(1,530,357)	32,312
FTSE 100 Index, 17 contracts (GBP)	December 2010	(1,462,768)	(1,476,670)	(13,902)
FTSE/MIB Index, 5 contracts (EUR)	December 2010	(709,793)	(695,291)	14,502
Hang Seng Stock Index, 2 contracts (HKD)	October 2010	(287,796)	(287,775)	21
IBEX 35 Index, 11 contracts (EUR)	October 2010	(1,605,084)	(1,565,331)	39,753
OMX Stockholm 30 Index, 14 contracts (SEK)	October 2010	(223,298)	(225,723)	(2,425)
Russell 2000 Mini Index, 50 contracts (USD)	December 2010	(3,157,350)	(3,372,500)	(215,150)
S&P 500 Index, 230 contracts (USD)	December 2010	(12,651,037)	(13,072,050)	(421,013)
S&P Toronto Stock Exchange 60 Index, 1 contract (CAD)	December 2010	(135,795)	(138,556)	(2,761)
Interest rate futures buy contracts:
Euro-Bund, 9 contracts (EUR)	December 2010	1,604,560	1,612,548	7,988

Net unrealized depreciation on futures contracts				$(556,097)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Swap agreements
SMA Relationship Trust — Series A had outstanding interest rate swap agreements with the following terms as of September 30, 2010:

Upfront
					Payments	payments
	Notional		Termination	Payments made	received by the	(made)/		Unrealized
Counterparty	amount		date	by the Fund[1]	Fund[1]	received	Value	depreciation

Goldman Sachs International	CHF	3,000,000	09/15/20	1.9525%	—%[2]	$—	$(49,838)	$(49,838)

[1]	Payments made are based on the notional amount.
[2]	Rate based on 6 month LIBOR (CHF BBA). This is a forward starting trade and, as such, a floating rate has not been assigned as of September 30, 2010.

BBA	British Banker’s Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
CHF	Swiss Franc

SMA Relationship Trust — Series A had outstanding credit default swap agreements with the following terms as of September 30, 2010:

Credit default swaps on credit indices — sell protection1

Counterparty — Barclays Bank PLC:

		Termination	Payments made	Payments received	Upfront payments		Unrealized	Credit
Notional amount		date	by the Fund	by the Fund[2]	(made)/received	Value	appreciation	spread[3]

EUR	500,000	12/20/14	—[4]	1.0000%	$(9,935)	$687	$(9,248)	0.9821%
USD	1,000,000	12/20/14	—[5]	1.0000	(8,880)	2,517	(6,363)	0.9454

					$(18,815)	$3,204	$(15,611)

Counterparty — Deutsche Bank AG:

		Termination	Payments made	Payments received	Upfront payments		Unrealized	Credit
Notional amount		dates	by the Fund	by the Fund[2]	(made)/ received	Value	appreciation	spread[3]

EUR	300,000	06/20/14	—[6]	1.8500%	$(6,599)	$13,590	$6,991	0.9364%
EUR	300,000	06/20/14	—[6]	1.8500	(13,774)	13,590	(184)	0.9364
EUR	900,000	06/20/14	—[6]	1.8500	(37,335)	40,770	3,435	0.9364
EUR	1,750,000	06/20/15	—[7]	1.0000	(6,873)	(5,769)	(12,642)	1.0609
USD	1,250,000	06/20/14	—[8]	1.0000	16,418	5,238	21,656	0.8914
USD	400,000	06/20/15	—[9]	5.0000	4,722	(3,844)	878	5.2774
USD	2,600,000	06/20/15	—[9]	5.0000	45,681	(24,988)	20,693	5.2774

					$2,240	$38,587	$40,827

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 12 Index.
[5]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 13 Index.
[6]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 11 Index.
[7]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Series 13 Index.
[8]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 12 Index.
[9]	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 14 Index.

Currency type abbreviation:
EUR	Euro
USD	United States Dollar

Options written

SMA Relationship Trust — Series A had the following open options written as of September 30, 2010:

	Expiration	Premiums
	date	received	Value

Receiver Options Written on Interest Rate Swap
Expiring 03/21/11. If exercised the Fund pays quarterly floating 3 month USD LIBOR and receives 3.150% of notional amount, paid semi-annually, terminating 03/23/21. European Style. Counterparty: Deutsche Bank AG, Notional Amount USD 4,215,000	March 2021	$63,436	$(51,190)

Currency type abbreviation:
USD	United States Dollar

Written swaption activity for the nine months ended September 30, 2010 for SMA Series A, was as follows:

Amount of
	Notional	premiums
	amount	received

Swaptions outstanding at December 31, 2009	$—	$—
Swaptions written	4,215,000	63,436
Swaptions terminated in closing purchase transactions	—	—
Swaptions expired prior to exercise	—	—

Swaptions outstanding at September, 2010	$4,215,000	$63,436

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks[1]	$12,890,269	$—	$—	$12,890,269
Preferred stocks	425,438	—	—	425,438
Options purchased	68,250	—	—	68,250
Rights	—	625	—	625
Investment companies	—	14,911,413	—	14,911,413
Short-term investment	—	1,575,705	—	1,575,705
Other financial instruments[2]	(607,287)	(532,898)	—	(1,140,185)

Total	$12,776,670	$15,954,845	$—	$28,731,515

[1]	A significant portion of the total amount reflected in Level 1, $3,879,090 represents transfers out of Level 2 related to the Fund’s fair valuation policy.
[2]	Other financial instruments include futures contracts, swap agreements, options written and forward foreign currency contracts.

SMA Relationship Trust — Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets
As of September 30, 2010

Long-term municipal bonds
Alabama	2.23%
Arizona	1.75
California	11.01
Florida	5.79
Illinois	12.14
Indiana	1.05
Kentucky	1.69
Louisiana	2.84
Maryland	1.52
Massachusetts	9.53
Michigan	3.47
Minnesota	1.20
New York	8.14
North Carolina	6.80
Ohio	0.61
Oregon	1.88
Pennsylvania	1.38
Tennessee	1.56
Texas	13.38
Utah	1.11
Washington	6.26
Wisconsin	2.24

Total long-term municipal bonds	97.58%
Total short-term investments	1.41

Total investments	98.99%
Cash and other assets, less liabilities	1.01

Net assets	100.00%

SMA Relationship Trust — Series M
Portfolio of investments — September 30, 2010 (unaudited)

	Face
Security description	amount	Value

Long-term municipal bonds — 97.58%
Alabama — 2.23%
Alabama Public School & College Authority
Revenue Bonds, Series B,
5.000%, due 05/01/14	$4,000,000	$4,556,120

Arizona — 1.75%
Salt River Project Agricultural Improvement &
Power District Revenue Bonds, Series A,
5.125%, due 01/01/27	3,465,000	3,575,915

California — 11.01%
Bay Area Toll Authority Revenue Bonds,
Series F-1,
5.250%, due 04/01/29	2,000,000	2,246,100
California State Department of Water Resources
Revenue Bonds,
Series L,
5.000%, due 05/01/15	5,000,000	5,805,750
Series AE,
5.000%, due 12/01/28	2,000,000	2,218,620
State of California, GO,
5.000%, due 03/01/16	4,430,000	5,073,502
5.000%, due 04/01/16	6,215,000	7,127,859

		22,471,831

Florida — 5.79%
Florida State Board of Education,
GO, Series A,
5.000%, due 06/01/19	4,250,000	5,092,435
5.000%, due 06/01/24	3,000,000	3,508,410
Jea Florida Water And Sewer System Revenue,
Series D,
5.000%, due 10/01/18	2,725,000	3,220,677

		11,821,522

Illinois — 12.14%
Chicago O’Hare International Airport Revenue
Bonds, Series B, NATL-RE,
5.250%, due 01/01/18	8,000,000	9,064,720
Illinois State Toll Highway Authority Revenue
Bonds, Series A, AGM,
5.000%, due 01/01/23	4,000,000	4,347,800
State of Illinois, GO,
NATL-RE,
5.000%, due 09/01/13	2,875,000	3,126,908
5.000%, due 01/01/16	7,430,000	8,226,793

		24,766,221

Indiana — 1.05%
Indiana Health & Educational Facilities
Financing Authority Hospital Revenue Bonds, Series B,
5.000%, due 02/15/17	2,000,000	2,139,680

Kentucky — 1.69%
Kentucky State Property & Building Commission
Revenue Bonds, NATL-RE, FGIC,
5.000%, due 03/01/22	3,100,000	3,449,928

Louisiana — 2.84%
City of New Orleans LA, GO,
AGC-ICC FGIC,
5.500%, due 12/01/21	3,010,000	3,459,694
State of Louisiana, GO,
Series A,
5.000%, due 05/01/22	2,000,000	2,326,060

		5,785,754

Maryland — 1.52%
State of Maryland, GO,
Series C,
5.000%, due 11/01/16	2,575,000	3,093,837

Massachusetts — 9.53%
Massachusetts Health & Educational Facilities
Authority Revenue Bonds, Series A,
5.000%, due 12/15/31	5,000,000	5,623,500
5.500%, due 11/15/36	5,500,000	6,395,840
Massachusetts State Department of
Transportation Revenue Bonds, Series B,
5.000%, due 01/01/14	4,000,000	4,467,080
Massachusetts State Water Pollution Abatement
Revenue Bonds, Series A,
5.250%, due 08/01/19	2,395,000	2,962,998

		19,449,418

Michigan — 3.47%
Michigan Municipal Bond Authority Revenue
Bonds, AGM,
5.000%, due 06/01/15	6,290,000	7,075,935

Minnesota — 1.20%
State of Minnesota, GO,
Series E,
5.000%, due 08/01/19	2,000,000	2,445,260

New York — 8.14%
City of New York NY, GO,
Series E,
5.000%, due 08/01/15	2,000,000	2,322,780
Series C,
5.000%, due 08/01/15	2,630,000	3,054,456
New York City Municipal Water Finance
Authority Revenue Bonds,
Series BB,
5.000%, due 06/15/27	3,000,000	3,375,870
Series GG-1,
5.250%, due 06/15/32	2,500,000	2,782,150
New York State Thruway Authority Revenue
Bonds, Series A,
5.000%, due 03/15/29	4,500,000	5,063,355

		16,598,611

North Carolina — 6.80%
North Carolina Eastern Municipal Power Agency
Power Systems Revenue Bonds,
Series A, AMBAC,
5.000%, due 01/01/16	5,800,000	6,613,624
Series A,
6.400%, due 01/01/21[1]	1,000,000	1,246,970
State of North Carolina, GO,
Series A,
5.000%, due 03/01/17	5,000,000	6,004,750

		13,865,344

Ohio — 0.61%
Buckeye Tobacco Settlement Financing
Authority Revenue Bonds, Series A-2,
5.125%, due 06/01/24	1,450,000	1,240,504

Oregon — 1.88%
Portland Community College District General
Obligation Bonds,
5.000%, due 06/15/25	3,340,000	3,842,937

Pennsylvania — 1.38%
City of Philadelphia Revenue Bonds,
Series A,
5.000%, due 06/15/14	2,500,000	2,810,750

Tennessee — 1.56%
State of Tennessee, GO,
Series C,
5.000%, due 05/01/27	2,795,000	3,181,856

Texas — 13.38%
City of Brownsville, GO,
AMBAC,
5.103%, due 02/15/11[2]	640,000	630,067
North East Independent School District, GO,
Series A, PSF-GTD,
5.000%, due 08/01/27	5,000,000	5,603,900
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	2,875,000	3,223,824
Texas State Transportation Commission Revenue
Bonds, Series A,
5.000%, due 04/01/20	7,105,000	8,117,320
Texas Water Development Board Revenue
Bonds, Series A,
0.220%, due 07/15/19[3]	4,700,000	4,700,000
University of Texas Revenue Bonds,
Series B,
5.000%, due 08/15/31	4,695,000	5,029,801

		27,304,912

Utah — 1.11%
Utah Transit Authority Revenue Bonds,
Series A,
5.000%, due 06/15/27	2,000,000	2,268,380

Washington — 6.26%
King County School District No. 403, GO,
SCH BD GTY,
5.000%, due 12/01/27	6,620,000	7,414,797
State of Washington, GO,
Series B, AGM,
5.000%, due 07/01/29	5,000,000	5,366,750

		12,781,547

Wisconsin — 2.24%
State of Wisconsin Revenue Bonds,
Series A, ST APPROP,
5.750%, due 05/01/29	2,000,000	2,303,940
5.750%, due 05/01/33	2,000,000	2,256,800

		4,560,740

Total long-term municipal bonds (cost — $191,142,540)		199,087,002

	Shares

Short-term investment — 1.41%
Investment company — 1.41%
JPMorgan Tax Free Money Market Fund
(cost — $2,886,698)	2,886,698	2,886,698

Total investments — 98.99%
(cost — $194,029,238)		201,973,700
Cash and other assets, less liabilities — 1.01%		2,069,500

Net assets — 100.00%		$204,043,200

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,235,308
Gross unrealized depreciation	(290,846)

Net unrealized appreciation of investments	$7,944,462

[1]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.
[2]	Rate shown reflects annualized yield at September 30, 2010 on zero coupon bond.
[3]	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.

AGC-ICC FGIC	Agency Insured Custody Certificate Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bond
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
SCH BD GTY	School Bond Guarantee
ST APPROP	State Appropriation

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds	$—	$199,087,002	$—	$199,087,002
Short-term investment	—	2,886,698	—	2,886,698

Total	$—	$201,973,700	$—	$201,973,700

SMA Relationship Trust — Series T

Industry diversification (unaudited)[1]
As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Beverages	0.28%
Biotechnology	0.15
Building products	0.39
Capital markets	0.20
Commercial banks	2.43
Commercial services & supplies	0.37
Communications equipment	0.17
Diversified financial services	2.51
Diversified telecommunication services	0.51
Electric utilities	0.96
Energy equipment & services	0.07
Food products	0.48
Health care providers & services	0.30
Insurance	0.94
Leisure equipment & products	0.14
Media	1.37
Metals & mining	0.38
Multi-utilities	0.13
Oil, gas & consumable fuels	1.97
Pharmaceuticals	0.67
Real estate investment trust (REIT)	0.35
Road & rail	0.24
Software	0.22
Tobacco	0.44
Wireless telecommunication services	1.01

Total corporate bonds	16.68%
Asset-backed securities	5.83
Collateralized debt obligation	0.00
Commercial mortgage-backed securities	10.90
Mortgage & agency debt securities	44.00
Municipal bonds	1.38
Stripped mortgage-backed securities	0.07
US government obligations	4.71
Supranational bond	0.35

Total bonds	83.92%
Investment companies
UBS Credit Bond Relationship Fund	11.33
UBS High Yield Relationship Fund	1.91
UBS Opportunistic Emerging Markets Debt Relationship Fund	1.84

Total investment companies	15.08%
Short-term investment	16.77
Options purchased	0.02

Total investments	115.79%
Liabilities, in excess of cash and other assets	(15.79)

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust — Series T. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust — Series T
Portfolio of investments — September 30, 2010 (unaudited)
	Face
Security description	amount	Value

Bonds — 83.92%
Corporate bonds — 16.68%
Australia — 0.17%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	$125,000	$174,435

Canada — 0.58%
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	170,000	181,281
Cenovus Energy, Inc.,
4.500%, due 09/15/14	245,000	269,713
EnCana Corp.,
6.500%, due 05/15/19	125,000	153,011

Total Canada corporate bonds		604,005

Cayman Islands — 0.28%
Transocean, Inc.,
6.800%, due 03/15/38	75,000	76,906
Vale Overseas Ltd.,
4.625%, due 09/15/20	210,000	216,896

Total Cayman Islands corporate bonds		293,802

France — 0.44%
Electricite De France SA,
4.600%, due 01/27/20[1]	125,000	136,182
France Telecom SA,
2.125%, due 09/16/15	315,000	317,185

Total France corporate bonds		453,367

Isle of Man — 0.18%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	180,000	190,419

Luxembourg — 0.44%
Covidien International Finance SA,
4.200%, due 06/15/20	290,000	309,086
Telecom Italia Capital SA,
6.375%, due 11/15/33	146,000	144,026

Total Luxembourg corporate bonds		453,112

Mexico — 0.26%
America Movil SAB de CV,
5.000%, due 03/30/20	250,000	269,634

Netherlands — 0.45%
Shell International Finance BV,
3.100%, due 06/28/15	290,000	305,304
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	145,000	170,456

Total Netherlands corporate bonds		475,760

Netherlands Antilles — 0.23%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	230,000	240,600

United Kingdom — 0.60%
AstraZeneca PLC,
6.450%, due 09/15/37	120,000	151,078
BP Capital Markets PLC,
3.875%, due 03/10/15	285,000	296,521
Royal Bank of Scotland PLC,
5.625%, due 08/24/20	160,000	167,754

Total United Kingdom corporate bonds		615,353

United States — 13.05%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	130,000	143,488
Altria Group, Inc.,
9.950%, due 11/10/38	110,000	158,504
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	270,000	290,644
Bank of America Corp.,
5.625%, due 07/01/20	640,000	676,287
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	130,000	150,669
Burlington Northern Santa Fe LLC,
5.050%, due 03/01/41	105,000	104,674
6.150%, due 05/01/37	130,000	148,907
Cellco Partnership,
8.500%, due 11/15/18	165,000	224,669
Cisco Systems, Inc.,
5.900%, due 02/15/39	155,000	179,133
Citigroup, Inc.,
8.500%, due 05/22/19	265,000	327,630
Comcast Corp.,
6.300%, due 11/15/17	385,000	454,265
ConocoPhillips,
6.500%, due 02/01/39	60,000	75,153
DirectTV Financing Co., Inc.,
7.625%, due 05/15/16	265,000	295,475
Duke Energy Carolinas LLC,
5.100%, due 04/15/18	105,000	120,391
ERAC USA Finance Co.,
2.750%, due 07/01/13[1]	290,000	296,265
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15	200,000	214,971
General Electric Capital Corp.,
6.000%, due 08/07/19	690,000	776,378
GlaxoSmithKline Capital, Inc.,
5.650%, due 05/15/18	125,000	148,501
Goldman Sachs Group, Inc.,
5.375%, due 03/15/20	160,000	168,642
7.500%, due 02/15/19	225,000	267,695
Hasbro, Inc.,
6.350%, due 03/15/40	140,000	143,975
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	160,000	172,400
JP Morgan Chase Capital XXII,
Series V,
6.450%, due 02/02/37	200,000	200,277
JPMorgan Chase & Co.,
4.400%, due 07/22/20	350,000	358,437
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	205,000	205,525
Kraft Foods, Inc.,
6.500%, due 02/09/40	180,000	210,756
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	152,930
MetLife, Inc.,
6.400%, due 12/15/36	425,000	397,375
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	130,000	146,232
Morgan Stanley,
5.500%, due 01/26/20	820,000	842,838
Series F
5.625%, due 09/23/19	200,000	208,230
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	155,000	177,279
Nationwide Mutual Insurance Co.,
9.375%, due 08/15/39[1]	115,000	135,800
NBC Universal, Inc.,
5.950%, due 04/01/41[1]	190,000	195,436
NuStar Logistics LP,
7.650%, due 04/15/18	185,000	224,583
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	185,000	226,593
Oracle Corp.,
5.375%, due 07/15/40[1]	215,000	231,249
Owens Corning,
6.500%, due 12/01/16	375,000	405,703
Philip Morris International, Inc.,
5.650%, due 05/16/18	130,000	152,205
ProLogis, REIT,
5.625%, due 11/15/15	375,000	366,867
Prudential Financial, Inc., Series B,
7.375%, due 06/15/19	370,000	450,715
Qwest Corp.,
7.625%, due 06/15/15	340,000	387,600
Reynolds American, Inc.,
7.625%, due 06/01/16	125,000	146,633
Sempra Energy,
9.800%, due 02/15/19	100,000	139,417
SLM Corp.,
8.000%, due 03/25/20	200,000	198,466
South Carolina Electric & Gas Co.,
6.050%, due 01/15/38	80,000	93,917

SunTrust Bank,
7.250%, due 03/15/18	270,000	307,060
Time Warner, Inc.,
4.875%, due 03/15/20	125,000	135,608
Time Warner Cable, Inc.,
6.750%, due 07/01/18	280,000	333,938
Verizon Communications, Inc.,
6.100%, due 04/15/18	190,000	225,942
Virginia Electric & Power Co.,
6.350%, due 11/30/37	40,000	48,945
Waste Management, Inc.,
4.750%, due 06/30/20	225,000	241,300
Williams Partners LP,
6.300%, due 04/15/40	145,000	159,843
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	285,000	295,124

Total United States corporate bonds		13,541,539

Total corporate bonds (cost — $16,441,859)		17,312,026

Asset-backed securities — 5.83%
United States — 5.83%
Citibank Credit Card Issuance Trust,
Series 2006-C1, Class C1,
0.657%, due 02/20/15[2]	575,000	553,433
Series 2005-C2, Class C2,
0.726%, due 03/24/17[2]	1,125,000	1,041,393
Series 2003-C4, Class C4,
5.000%, due 06/10/15	525,000	553,841
Series 2008-C6, Class C6,
6.300%, due 06/20/14	925,000	984,088
Series 2002-C2, Class C2,
6.950%, due 02/18/14	700,000	742,883
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.157%, due 11/15/16[2]	600,000	580,457
Series 2003-C7, Class C7,
1.607%, due 03/15/16[2]	850,000	838,571
Series 2004-B1, Class B1,
4.450%, due 08/15/16	700,000	758,553

Total asset-backed securities (cost — $5,837,973)		6,053,219

Collateralized debt obligation — 0.00%
Cayman Islands — 0.00%
Ansonia CDO Ltd.,
Series 2006-1, Class G,
7.149%, due 07/28/46[1,3,4]
(cost — $8,820,735)	8,752,000	0

Commercial mortgage-backed securities — 10.90%
United States — 10.90%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.877%, due 04/10/49[2]	375,000	313,536
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW14, Class AM,
5.243%, due 12/11/38	210,000	203,504
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4,
5.306%, due 12/10/46	1,050,000	1,091,625
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4,
5.543%, due 12/10/49	1,000,000	1,021,573
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	1,475,000	1,543,628
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4,
5.560%, due 11/10/39	2,500,000	2,662,774
Series 2006-RR2, Class H,
5.804%, due 06/23/46[1,2]	3,991,000	0
Series 2007-GG10, Class A4,
6.002%, due 08/10/45[2]	1,275,000	1,332,431
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM,
5.464%, due 12/12/43	325,000	309,051
Series 2006-LDP7, Class AM
6.064%, due 04/15/45	575,000	571,678
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4B,
6.002%, due 08/12/45[1,2]	300,000	276,667
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3,
5.765%, due 07/15/45[2]	1,820,000	1,990,169

Total commercial mortgage-backed securities (cost — $12,775,357)		11,316,636

Mortgage & agency debt securities — 44.00%
United States — 44.00%
Banc of America Funding Corp.,
Series 2006-I, Class SB2,
3.751%, due 12/20/36[2,3]	1,016,424	33,949
Series 2007-2, Class B1,
6.066%, due 03/25/37[2,3]	4,649,273	31,150
Series 2007-2, Class B2,
6.066%, due 03/25/37[2,3]	4,104,863	2,052
Series 2006-7, Class 1B2,
6.250%, due 09/25/36[3]	715,530	7,155
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AR4, Class 2B1,
5.456%, due 03/25/37[2]	3,687,265	24,026
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.649%, due 05/25/36[2]	1,683,059	19,271
Federal Home Loan Mortgage Corp. Gold Pools,[5]
4.000%, TBA	725,000	743,351
#G04437,
5.000%, due 08/01/37	833,947	876,689
#G02922,
5.500%, due 04/01/37	578,462	623,099
#G05267,
5.500%, due 12/01/38	4,950,000	5,254,056
#C56030,
6.000%, due 03/01/31	15,049	16,567
#G06019,
6.000%, due 10/01/36	675,000	735,906
#C55783,
6.500%, due 01/01/29	131,602	145,692
#G00194,
7.500%, due 02/01/24	204,467	230,261
#C00410,
8.000%, due 07/01/25	69,303	79,657
#C37436,
8.000%, due 01/01/30	23,325	26,849
Federal National Mortgage Association Pools,[5]
3.500%, TBA	2,475,000	2,553,116
3.500%, TBA	2,850,000	2,870,930
#AD7121,
4.000%, due 07/01/40	847,814	872,462
#AD8522,
4.000%, due 08/01/40	350,000	360,176
4.000%, TBA	2,725,000	2,800,788
#971036,
4.500%, due 02/01/39	2,340,813	2,441,786
4.500%, TBA	3,700,000	3,852,625
4.500%, TBA	450,000	467,578
#975213,
5.000%, due 03/01/38	1,571,918	1,655,922
#975375,
5.000%, due 06/01/38	865,147	911,380
#890209,
5.000%, due 05/01/40	50,539	53,235
#AD9114,
5.000%, due 07/01/40	1,720,361	1,816,414
#244450,
5.500%, due 11/01/23	87,607	93,460
#555591,
5.500%, due 07/01/33	1,495,503	1,606,820
#962129,
5.500%, due 03/01/38	400,000	425,564
#708631,
6.000%, due 06/01/33	54,270	60,616
#901999,
6.000%, due 11/01/36	499,904	539,934
#918098,
6.000%, due 05/01/37	2,100,000	2,259,627
#AE0405,
6.000%, due 08/01/37	900,000	979,734
#983475,
6.000%, due 05/01/38	375,000	403,036
#990686,
6.000%, due 09/01/38	3,209,980	3,449,968
#872912,
6.500%, due 06/01/36	2,173,315	2,380,178
6.500%, TBA	1,800,000	1,959,188
#675469,
7.000%, due 04/01/18	60,224	65,311
#253824,
7.000%, due 03/01/31	26,057	29,448
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.526%, due 02/25/35[2]	247,117	186,948
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
11.625%, due 10/01/12[3,6]	1,892	1,892

Government National Mortgage Association Pools,
#701813,
4.500%, due 04/15/39	932,911	983,317
#G2 2687,
6.000%, due 12/20/28	40,242	44,151
#495814,
6.000%, due 01/15/29	41,236	45,251
#G2 508540,
6.000%, due 02/20/34	424,616	462,188
#486873,
6.500%, due 01/15/29	19,131	21,492
#338523,
8.000%, due 12/15/22	3,861	4,489
#780339,
8.000%, due 12/15/23	30,263	35,185
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-F1, Class M1,
6.000%, due 04/25/36[3]	3,529,296	95,644
Residential Funding Mortgage Securities I,
Series 2006-SA3, Class M1,
6.026%, due 09/25/36[2,3]	600,862	2,401
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2002-MS6, Class 3A1,
6.500%, due 09/25/32	20,132	20,727

Total mortgage & agency debt securities (cost — $62,723,467)		45,662,711

Municipal bonds — 1.38%
Chicago Transit Authority
Series 2008-A,
6.899%, due 12/01/40	190,000	207,170
Illinois State Taxable Pension
Series 2003,
5.100%, due 06/01/33	395,000	332,855
Los Angeles Unified School District
Series 2010,
6.758%, due 07/01/34	350,000	395,846
New York State Urban Development Corp.
Revenue Bonds,
5.770%, due 03/15/39	155,000	166,131
State of California GO,
Series 2009,
7.300%, due 10/01/39	310,000	328,696

		1,430,698

Total municipal bonds (cost — $1,374,066)		1,430,698

Stripped mortgage-backed securities — 0.07%
United States — 0.07%
Federal National Mortgage Association
Interest STRIPS, IO,
Series 366, Class 14,
6.000%, due 10/01/35[2,3,5]	162,655	26,091
Series 366, Class 16,
6.500%, due 10/01/35[2,3,5]	281,464	46,035

Total stripped mortgage-backed securities (cost — $45,737)		72,126

US government obligations — 4.71%
US Treasury Bond,
4.375%, due 05/15/40	180,000	202,163
US Treasury Notes,
1.250%, due 08/31/15	3,840,000	3,838,802
2.625%, due 08/15/20	840,000	847,875

Total US government obligations (cost — $4,850,690)		4,888,840

Supranational bond — 0.35%
Europe — 0.35%
European Investment Bank,
1.250%, due 09/17/13
(cost — $358,769)	360,000	364,207

Total bonds (cost — $113,228,653)		87,100,463

	Shares

Investment companies — 15.08%
UBS Credit Bond Relationship Fund*[7]	820,731	11,755,490
UBS High Yield Relationship Fund*[7]	77,367	1,986,484
UBS Opportunistic Emerging Markets Debt Relationship Fund*[7]	118,773	1,909,333

Total investment companies (cost — $12,905,649)		15,651,307

Short-term investments — 16.77%
Investment company — 16.77%
JPMorgan Liquid Asset Money Market Fund
(cost — $17,409,105)	17,409,105	17,409,105

	Number of
	contracts

Options Purchased — 0.02%
Call Options — 0.02%
US Ultra Treasury Bond Future,
strike @ USD 146,
expires December 2010*	5	10,781
US Ultra Treasury Bond Future,
strike @ USD 147,
expires December 2010*	7	13,016

Total options purchased
(cost — $46,873)		23,797

Total investments — 115.79%
(cost — $143,590,280)		120,184,672
Liabilities, in excess of cash and other assets—(15.79%)		(16,390,757)

Net assets — 100.00%		103,793,915

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,125,040
Gross unrealized depreciation	(29,530,648)

Net unrealized depreciation of investments	$(23,405,608)

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $2,086,858 or 2.01% of net assets.
[2]	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
[3]	Security is illiquid. At September 30, 2010, the value of these securities amounted to $246,369 or 0.24% of net assets.
[4]	This security, which represent 0.00% of net assets as of September 30, 2010, is considered restricted. (See restricted security table below for more information.)

			Acquisition		09/30/10
			cost as a	09/30/10	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted security	dates	cost	net assets	value	of net assets

Ansonia CDO Ltd.,
Series 2006-1, Class G,	10/25/06-
7.149%, due 07/28/46	12/28/06	$8,706,780	8.39%	$0	0.00%

[5]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of this security amounted to $1,892 or 0.00% of net assets.
[7]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
				Net realized	appreciation/		Income
		Purchases	Sales	gain during	(depreciation)		earned from
		during the	during the	the nine	during the		affiliate for
		nine months	nine months	months	nine months		the nine months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Credit Bond Relationship Fund	$29,390,507	$—	$19,500,000	$2,265,643	$(400,660)	$11,755,490	—
UBS High Yield Relationship Fund	3,760,909	1,000,000	3,100,000	450,914	(125,339)	1,986,484	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	3,453,212	—	1,865,000	88,292	232,829	1,909,333	—

	$36,604,628	$1,000,000	$24,465,000	$2,804,849	$(293,170)	$15,651,307	—

CDO	Collateralized debt obligations
GMAC	General Motors Acceptance Corp.
GE	General Electric
GO	General Obligation Bond
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
REIT	Real estate investment trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Options written
SMA Relationship Trust — Series T had the following open options written as of September 30, 2010:

	Expiration	Premiums
	dates	received	Value

Call options
10 Year US Treasury Notes, 15 contracts, strike @ USD 126.00	December 2010	$15,437	$(20,860)
10 Year US Treasury Notes, 21 contracts, strike @ USD 126.50	November 2010	25,879	(24,281)

Total options written		$41,316	$(45,141)

Written option activity for the period ended September 30, 2010 for SMA Series T Fund was as follows:

		Amount of
	Number of	premiums
	contracts	received

Options outstanding at December 31, 2009	—	$—
Options written	87	81,051
Options terminated in closing purchase transactions	(51)	(39,735)
Options expired prior to exercise	—	—

Options outstanding at September 30, 2010	36	$41,316

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$17,312,026	$—	$17,312,026
Asset-backed securities	—	6,053,219	—	6,053,219
Collateralized debt obligation	—	—	0	0
Commercial mortgage-backed securities	—	11,316,636	—	11,316,636
Mortgage & agency debt securities	—	45,660,819	1,892	45,662,711
Municipal bonds	—	1,430,698	—	1,430,698
Stripped mortgage-backed securities	—	72,126	—	72,126
US government obligations	—	4,888,840	—	4,888,840
Supranational bond	—	364,207	—	364,207
Investment companies	—	15,651,307	—	15,651,307
Short-term investments	—	17,409,105	—	17,409,105
Options purchased	23,797	—	—	23,797
Other financial instruments[1]	(45,141)	—	—	(45,141)

Total	$(21,344)	$120,158,983	$1,892	$120,139,531

[1]	Other financial instruments include options written.

Measurements using unobservable inputs (Level 3)

			Mortgage &	Stripped
	Asset-backed	Collateralized	agency debt	mortgage-backed
	securities	debt obligations	securities	securities	Total

Assets
Beginning balance	$636,063	$175,040	$2,595	$144,688	$958,386
Total gains or losses (realized/unrealized) included in earnings	30,289	(175,040)	—	96,356	(48,395)
Purchases, sales, issuances, and settlements (net)	(666,352)	—	(703)	(241,044)	(908,099)
Transfers in and/or out of Level 3	—	—	—	—	—

Ending balance	$—	$0	$1,892	$—	$1,892

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10.	$—	$(288,995)	$(33)	$—	$(289,028)

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ adoption of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	November 29, 2010